Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
							Value of Initial Fixed $100 Investment Based on
Fiscal Year	SCT Total PEO #1(1)	CAP PEO #1(1)	SCT Total PEO #2(1)	CAP PEO #2(1)	Average SCT Non-PEO NEOs(2)	CAP Non-PEO NEOs(2)	Company TSR(3)	Peer Group TSR(3)	Net Income (GAAP)	Company Selected Measure (EPS Non-GAAP)(4)
a	b	c	d	e	f	g	h	i	j	k
1 (2025)	14,987,168	15,201,278			3,895,642	3,840,979	94	144	1,692.4	4.76
2 (2024)	13,578,154	9,503,340			3,496,586	2,647,958	77	129	811.7	4.57
3 (2023)	18,885,577	7,429,247			2,936,041	1,135,182	79	108	-442.2	4.34
4 (2022)	12,959,134	10,858,066			3,410,910	2,951,647	103	118	1,404.9	4.09
5 (2021)	6,467,078	5,120,192	10,220,941	10,910,465	4,157,260	3,471,045	108	117	1,220.5	3.86
(1)
The PEOs for each year are as follows:

a.
2025, 2024, 2023, 2022 and 2021 — Joseph R. Nolan, Jr.

b.
2021 — James J. Judge. Mr. Nolan became the Company’s Chief Executive Officer on May 5, 2021

(2)
The Non-PEO NEOs for each year are as follows:

a.
2025 — John Moreira, Paul Chodak III, James W. Hunt, III and Gregory B. Butler

b.
2024 — John Moreira, Paul Chodak III, Susan Sgroi and Gregory B. Butler

c.
2023 — John M. Moreira, Gregory B. Butler, Christine M. Carmody, James W. Hunt, III and Werner J. Schweiger

d.
2022 — John M. Moreira, Gregory B. Butler, Christine M. Carmody, Werner J. Schweiger, James J. Judge and Philip J. Lembo

e.
2021 — Philip J. Lembo, Werner J. Schweiger, Gregory B. Butler and Christine M. Carmody

(3)
The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our units as of December 31, 2020, and then valued again on each of December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024 and December 31, 2025 as compared to the EEI Index, as disclosed in our Annual Report on Form 10-K for fiscal year ended 2025 pursuant to Item 201(e) of Regulation S-K

(4)
Set forth in Footnote 1 on page 39 and Exhibit A to the CD&A is a full description of how non-GAAP EPS was determined. The Company believes non-GAAP EPS is a very important measure to investors and which is indicative of Company performance; accordingly, it represents a significant factor in determining both annual and long term executive compensation. To calculate CAP for our PEOs and Non-PEO NEOs in the table above, the following amounts were deducted and added to the values as reported in the SCT:
Fiscal Year	SCT Total PEO #1	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #1
a	b	c	d	e	f	g	h	i
1 (2025)	14,987,168	-1,482,022	685,290	-9,020,890	8,014,871	659,329	1,357,533	15,201,278
2 (2024)	13,578,154	-2,188,733	1,444,389	-7,510,128	7,266,337	-308,543	-2,778,136	9,503,340
3 (2023)	18,885,577	-7,832,472	689,828	-8,018,396	6,023,948	-182,331	-2,136,906	7,429,247
4 (2022)	12,959,134	-2,143,443	429,463	-6,825,923	6,749,195	-235,802	-74,557	10,858,066
5 (2021)	6,467,078	-1,705,782	336,850	-1,441,650	1,546,319	-201,335	118,712	5,120,192
Fiscal Year	SCT Total PEO #2	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #2
a	b	c	d	e	f	g	h	i
(2021)	10,220,941	0	845,242	-6,786,337	7,279,051	-1,266,246	617,814	10,910,465
Fiscal Year	Average SCT Non-PEO NEOs	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	Average CAP Non-PEO NEOs
a	b	c	d	e	f	g	h	i
1 (2025)	3,895,642	-386,734	45,661	-1,773,012	1,575,285	89,152	394,985	3,840,979
2 (2024)	3,496,586	-213,686	15,887	-1,687,365	1,632,591	-86,350	-509,706	2,647,958
3 (2023)	2,936,041	-478,864	84,416	-1,451,776	827,273	-102,269	-679,639	1,135,182
4 (2022)	3,410,910	-69,941	162,780	-2,054,232	2,031,140	-419,104	-109,907	2,951,647
5 (2021)	4,157,260	-1,205,814	530,849	-1,408,117	1,510,350	-238,540	125,057	3,471,045

(a)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the PEO and non-PEO NEOs during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP

Fiscal Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
a	b	c	d
PEO#1 (2025)	685,290	0	685,290
PEO#1 (2024)	1,444,389	0	1,444,389
PEO#1 (2023)	689,828	0	689,828
PEO#1 (2022)	429,463	0	429,463
PEO#1 (2021)	336,850	0	336,850
PEO#2 (2021)	845,242	0	845,242
Average Non-PEO NEO (2025)	45,661	0	45,661
Average Non-PEO NEO (2024)	15,887	0	15,887
Average Non-PEO NEO (2023)	84,416	0	84,416
Average Non-PEO NEO (2022)	162,780	0	162,780
Average Non-PEO NEO (2021)	530,849	0	530,849

(b)
For the periods covered, no individual equity awards were granted and vested in the same year and no dividends or other earnings were paid on outstanding and unvested awards. The valuation assumptions used to calculate the fair values of performance shares reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). Outstanding RSUs accrue dividend equivalent units in the form of additional common shares that are not distributed unless and until the underlying award vests and becomes payable. The value of dividend equivalent units is reflected in the values set forth above.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
(1)
The PEOs for each year are as follows:

a.
2025, 2024, 2023, 2022 and 2021 — Joseph R. Nolan, Jr.

b.
2021 — James J. Judge. Mr. Nolan became the Company’s Chief Executive Officer on May 5, 2021
(2)
The Non-PEO NEOs for each year are as follows:

a.
2025 — John Moreira, Paul Chodak III, James W. Hunt, III and Gregory B. Butler

b.
2024 — John Moreira, Paul Chodak III, Susan Sgroi and Gregory B. Butler

c.
2023 — John M. Moreira, Gregory B. Butler, Christine M. Carmody, James W. Hunt, III and Werner J. Schweiger

d.
2022 — John M. Moreira, Gregory B. Butler, Christine M. Carmody, Werner J. Schweiger, James J. Judge and Philip J. Lembo

e.
2021 — Philip J. Lembo, Werner J. Schweiger, Gregory B. Butler and Christine M. Carmody

Peer Group Issuers, Footnote
(3)
The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our units as of December 31, 2020, and then valued again on each of December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024 and December 31, 2025 as compared to the EEI Index, as disclosed in our Annual Report on Form 10-K for fiscal year ended 2025 pursuant to Item 201(e) of Regulation S-K

Adjustment To PEO Compensation, Footnote	To calculate CAP for our PEOs and Non-PEO NEOs in the table above, the following amounts were deducted and added to the values as reported in the SCT:
Fiscal Year	SCT Total PEO #1	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #1
a	b	c	d	e	f	g	h	i
1 (2025)	14,987,168	-1,482,022	685,290	-9,020,890	8,014,871	659,329	1,357,533	15,201,278
2 (2024)	13,578,154	-2,188,733	1,444,389	-7,510,128	7,266,337	-308,543	-2,778,136	9,503,340
3 (2023)	18,885,577	-7,832,472	689,828	-8,018,396	6,023,948	-182,331	-2,136,906	7,429,247
4 (2022)	12,959,134	-2,143,443	429,463	-6,825,923	6,749,195	-235,802	-74,557	10,858,066
5 (2021)	6,467,078	-1,705,782	336,850	-1,441,650	1,546,319	-201,335	118,712	5,120,192
Fiscal Year	SCT Total PEO #2	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #2
a	b	c	d	e	f	g	h	i
(2021)	10,220,941	0	845,242	-6,786,337	7,279,051	-1,266,246	617,814	10,910,465
(a)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the PEO and non-PEO NEOs during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP

Fiscal Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
a	b	c	d
PEO#1 (2025)	685,290	0	685,290
PEO#1 (2024)	1,444,389	0	1,444,389
PEO#1 (2023)	689,828	0	689,828
PEO#1 (2022)	429,463	0	429,463
PEO#1 (2021)	336,850	0	336,850
PEO#2 (2021)	845,242	0	845,242
Average Non-PEO NEO (2025)	45,661	0	45,661
Average Non-PEO NEO (2024)	15,887	0	15,887
Average Non-PEO NEO (2023)	84,416	0	84,416
Average Non-PEO NEO (2022)	162,780	0	162,780
Average Non-PEO NEO (2021)	530,849	0	530,849

(b)
For the periods covered, no individual equity awards were granted and vested in the same year and no dividends or other earnings were paid on outstanding and unvested awards. The valuation assumptions used to calculate the fair values of performance shares reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). Outstanding RSUs accrue dividend equivalent units in the form of additional common shares that are not distributed unless and until the underlying award vests and becomes payable. The value of dividend equivalent units is reflected in the values set forth above.

Non-PEO NEO Average Total Compensation Amount	$ 3,895,642	$ 3,496,586	$ 2,936,041	$ 3,410,910	$ 4,157,260
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,840,979	2,647,958	1,135,182	2,951,647	3,471,045
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP for our PEOs and Non-PEO NEOs in the table above, the following amounts were deducted and added to the values as reported in the SCT:
Fiscal Year	Average SCT Non-PEO NEOs	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	Average CAP Non-PEO NEOs
a	b	c	d	e	f	g	h	i
1 (2025)	3,895,642	-386,734	45,661	-1,773,012	1,575,285	89,152	394,985	3,840,979
2 (2024)	3,496,586	-213,686	15,887	-1,687,365	1,632,591	-86,350	-509,706	2,647,958
3 (2023)	2,936,041	-478,864	84,416	-1,451,776	827,273	-102,269	-679,639	1,135,182
4 (2022)	3,410,910	-69,941	162,780	-2,054,232	2,031,140	-419,104	-109,907	2,951,647
5 (2021)	4,157,260	-1,205,814	530,849	-1,408,117	1,510,350	-238,540	125,057	3,471,045

(a)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the PEO and non-PEO NEOs during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP

Fiscal Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
a	b	c	d
PEO#1 (2025)	685,290	0	685,290
PEO#1 (2024)	1,444,389	0	1,444,389
PEO#1 (2023)	689,828	0	689,828
PEO#1 (2022)	429,463	0	429,463
PEO#1 (2021)	336,850	0	336,850
PEO#2 (2021)	845,242	0	845,242
Average Non-PEO NEO (2025)	45,661	0	45,661
Average Non-PEO NEO (2024)	15,887	0	15,887
Average Non-PEO NEO (2023)	84,416	0	84,416
Average Non-PEO NEO (2022)	162,780	0	162,780
Average Non-PEO NEO (2021)	530,849	0	530,849

(b)
For the periods covered, no individual equity awards were granted and vested in the same year and no dividends or other earnings were paid on outstanding and unvested awards. The valuation assumptions used to calculate the fair values of performance shares reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). Outstanding RSUs accrue dividend equivalent units in the form of additional common shares that are not distributed unless and until the underlying award vests and becomes payable. The value of dividend equivalent units is reflected in the values set forth above.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between CAP for the PEOs and Non-PEO NEOs (Average) vs. TSR
Compensation Actually Paid vs. Net Income	Relationship Between CAP for the PEOs and Non-PEO NEOs (Average) vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between CAP for the PEOs and Non-PEO NEOs (Average) vs. Non-GAAP EPS
Total Shareholder Return Vs Peer Group	Relationship Between CAP for the PEOs and Non-PEO NEOs (Average) vs. TSR
Tabular List, Table
Most Important Performance Measures
Earnings Per Share
Dividend Growth
Total Shareholder Return
Reliability
Restoration

Total Shareholder Return Amount	$ 94	77	79	103	108
Peer Group Total Shareholder Return Amount	144	129	108	118	117
Net Income (Loss)	$ 1,692.4	$ 811.7	$ (442.2)	$ 1,404.9	$ 1,220.5
Company Selected Measure Amount	4.76	4.57	4.34	4.09	3.86
PEO Name	Joseph R. Nolan, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Non-GAAP Measure Description
(4)
	Set forth in Footnote 1 on page 39 and Exhibit A to the CD&A is a full description of how non-GAAP EPS was determined. The Company believes non-GAAP EPS is a very important measure to investors and which is indicative of Company performance; accordingly, it represents a significant factor in determining both annual and long term executive compensation.
Measure:: 2
Pay vs Performance Disclosure
Name	Dividend Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Reliability
Measure:: 5
Pay vs Performance Disclosure
Name	Restoration
Joseph Nolan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,987,168	$ 13,578,154	$ 18,885,577	$ 12,959,134	$ 6,467,078
PEO Actually Paid Compensation Amount	15,201,278	9,503,340	7,429,247	10,858,066	5,120,192
James Judge [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					10,220,941
PEO Actually Paid Compensation Amount					10,910,465
PEO | Joseph Nolan [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,482,022)	(2,188,733)	(7,832,472)	(2,143,443)	(1,705,782)
PEO | Joseph Nolan [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	685,290	1,444,389	689,828	429,463	336,850
PEO | Joseph Nolan [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	685,290	1,444,389	689,828	429,463	336,850
PEO | Joseph Nolan [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Joseph Nolan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,020,890)	(7,510,128)	(8,018,396)	(6,825,923)	(1,441,650)
PEO | Joseph Nolan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,014,871	7,266,337	6,023,948	6,749,195	1,546,319
PEO | Joseph Nolan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,357,533	(2,778,136)	(2,136,906)	(74,557)	118,712
PEO | Joseph Nolan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	659,329	(308,543)	(182,331)	(235,802)	(201,335)
PEO | James Judge [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | James Judge [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					845,242
PEO | James Judge [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					845,242
PEO | James Judge [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | James Judge [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,786,337)
PEO | James Judge [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					7,279,051
PEO | James Judge [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					617,814
PEO | James Judge [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,266,246)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(386,734)	(213,686)	(478,864)	(69,941)	(1,205,814)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,661	15,887	84,416	162,780	530,849
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,661	15,887	84,416	162,780	530,849
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,773,012)	(1,687,365)	(1,451,776)	(2,054,232)	(1,408,117)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,575,285	1,632,591	827,273	2,031,140	1,510,350
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	394,985	(509,706)	(679,639)	(109,907)	125,057
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 89,152	$ (86,350)	$ (102,269)	$ (419,104)	$ (238,540)